UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:	028-11872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Scott B. Harsh
Title:	Managing Principal/President/CEO
Phone: 	(513) 977-4400

Signature, Place and Date of Signing:


/s/ Scott B. Harsh 	       Cincinnati, Ohio 	February 11, 2013
------------------------       -------------------      ---------
(Signature)		       (City, State)		(Date)

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager: NONE


				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total: 	23

Form 13F Information Table Value Total: 	$253,887
				                (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state none and omit the column headings and list entries)

NONE

							FORM 13F INFORMATION TABLE

							   VALUE  SHARES/   SH/ PUT/ INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    	       CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS  SOLE     SHARE    NONE
--------------- ------------------------------ --------- -------- --------- --- ---- ------- --------- -------- -------- --------
POWERSHARES ETF	FTSE RAFI 1000		       73935X583 255   	  4,090     SH       SOLE	       YES
ISHARES TR	RUSSELL 2000		       464287655 370      4,390     SH       SOLE	       YES
VANGUARD INTL	ALLWRLD EX US	 	       922042775 453      9,910     SH	     SOLE              YES
SPDR GOLD TR	GOLD SHS	               78463v107 1,495    9,230     SH       SOLE              YES
SPDR SERIES TR	S&P METALS MNG                 78464A755 461      10,220    SH       SOLE              YES
SPDR SERIES TR	DJ REIT ETF                    78464A607 747      10,240    SH       SOLE              YES
FIFTH THIRD	COM			       316773100 159      10,450    SH       SOLE              YES
ISHARES TR	CORE S&P500 ETF                464287200 1,506    10,520    SH       SOLE              YES
VANGUARD INTL	MSCI EMR MKT ETF	       922042858 469      10,530    SH       SOLE              YES
ISHARES TR	MSCI ACWI EX		       464288240 478      11,420    SH       SOLE              YES
ISHARES TR	S&P 100 IDX FD                 464287101 758      11,720    SH       SOLE              YES
BUILD A BEAR W	COM			       120076104 47       12,423    SH       SOLE              YES
ISHARES GOLD TR	ISHARES			       464285105 389      23,910    SH       SOLE              YES
SCRIPPS NETWORK	CL A COM 		       811065101 1,390    24,000    SH       SOLE              YES
ISHARES TR	RUSSELL1000GRW	 	       464287614 1,782    27,216    SH       SOLE              YES
COMCAST CORP	CL A SPL	       	       20030N200 1,200    33,401    SH       SOLE              YES
ISHARES INC	EMKTS VALU IDX		       464286459 1,980    38,915    SH       SOLE              YES
ISHARES TR	RUSL 2000 VALU                 464287630 3,959    52,432    SH       SOLE	       YES
ISHARES TR	MSCI SMALL CAP		       464288273 2,468    60,632    SH       SOLE              YES
ISHARES TR	MSCI EMERG MKT		       464287234 2,899    65,356    SH       SOLE              YES
ISHARES TR	RUSSELL MIDCAP		       464287499 124,792  1,103,381 SH       SOLE              YES
JPMORGAN CHASE	ALERIAN ML ETN		       46625H365 50,108   1,302,861 SH       SOLE              YES
POWERSHARES DB	UNIT BEN INT		       73935S105 55,719   2,005,713 SH       SOLE              YES
